Note 16 - Deferred Revenue - Changes in Deferred Revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Balance, beginning of year	$ 38,710	$ 17,546
Additions to deferred revenue	569,880	553,050
Revenue recognized during the year	(563,922)	(534,265)
Foreign Exchange impact	(1,440)	2,379
Balance, end of year	$ 43,228	$ 38,710